LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

7.LONG-TERM INVESTMENTS

As of December 31, 2019 and 2020, the aggregate carrying value of all equity investments was US$63,345 and US$74,004, respectively. The Sogou Group’s equity investments mainly consisted of equity interests held by the Sogou Group in Zhihu Technology Limited, a company that engages primarily in the business of operating an online question and answer-based knowledge and information sharing platform.

Impairment losses were recorded at US$2,605, US$10,965 and US$500, respectively, in other income, net, for the years ended December 31, 2018, 2019 and 2020, and a cumulative impairment loss of US$14,300 was recognized as of December 31, 2020. Upward adjustments in accordance with ASC 321 for the years ended December 31, 2018, 2019 and 2020 were US$18,013, nil and nil, respectively.